Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Credit Quality Indicators) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 3,997,182	¥ 3,760,502	¥ 3,678,895
Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,204,024	1,190,136	1,216,454
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		846,290	839,125
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		357,734	351,011
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,616,009	1,461,982	1,330,353
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,279,532	1,138,054
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		270,007	260,533
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		66,470	63,395
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,152,354	1,077,860
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		88,726	81,211	124,768
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,758	19,951
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		75,968	61,260
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		321,159	270,170
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		95,926	101,281
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		646,543	625,198
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	[1]	24,795	30,524	¥ 42,292
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		3,916,835	3,666,175
Performing | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,192,424	1,177,580
Performing | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		839,848	831,207
Performing | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		352,576	346,373
Performing | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,589,620	1,439,703
Performing | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,273,603	1,131,276
Performing | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		264,559	255,753
Performing | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		51,458	52,674
Performing | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,117,439	1,029,381
Performing | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		12,555	14,883
Performing | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		70,139	55,271
Performing | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		313,947	261,558
Performing | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		94,190	98,852
Performing | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		626,608	598,817
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		17,352	19,511
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		59,025	73,593
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		16,667	14,101
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,244	4,511
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		4,102	4,123
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		8,321	5,467
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		34,915	48,479
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		203	5,068
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,829	5,989
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,212	8,612
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,736	2,429
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		19,935	26,381
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,443	11,013
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		21,322	20,734
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		11,600	12,556
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,442	7,918
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,158	4,638
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		9,722	8,178
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,685	2,267
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,346	657
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,691	5,254
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		0	0
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		80,347	94,327
Nonperforming | Direct Financing Leases
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		11,600	12,556
Nonperforming | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		6,442	7,918
Nonperforming | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,158	4,638
Nonperforming | Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		26,389	22,279
Nonperforming | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,929	6,778
Nonperforming | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,448	4,780
Nonperforming | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		15,012	10,721
Nonperforming | Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		34,915	48,479
Nonperforming | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		203	5,068
Nonperforming | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		5,829	5,989
Nonperforming | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		7,212	8,612
Nonperforming | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		1,736	2,429
Nonperforming | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		19,935	26,381
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable		¥ 7,443	¥ 11,013

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.